Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Classification Of Loans By Class [Table Text Block]

(In thousands)	December 31, 2012	December 31, 2011
SBA loans held to maturity	$58,593	$64,175
SBA 504 loans	41,438	55,108
Commercial loans
Commercial other	24,043	26,542
Commercial real estate	264,439	246,824
Commercial real estate construction	13,082	9,738
Residential mortgage loans
Residential mortgages	125,232	123,843
Residential construction	-	2,205
Purchased residential mortgages	6,862	8,042
Consumer loans
Home equity	45,152	46,935
Consumer other	1,258	1,512
Total loans held for investment	$580,099	$584,924
SBA loans held for sale	6,937	7,668
Total loans	$587,036	$592,592

Loan Portfolio By Class According To Their Credit Quality Indicators [Table Text Block]

The tables below detail the Company’s loan portfolio by class according to their credit quality indicators discussed in the paragraphs above as of December 31, 2012:

	December 31, 2012
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held to maturity	$45,680	$4,376	$8,537	$58,593
SBA 504 loans	28,726	5,860	6,852	41,438
Commercial loans
Commercial other	20,187	1,669	2,187	24,043
Commercial real estate	229,516	30,733	4,190	264,439
Commercial real estate construction	12,880	202	-	13,082
Total commercial loans	262,583	32,604	6,377	301,564
Total SBA, SBA 504 and commercial loans	$336,989	$42,840	$21,766	$401,595

	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans
Residential mortgages		$122,711	$2,521	$125,232
Purchased residential mortgages		3,872	2,990	6,862
Total residential mortgage loans		126,583	5,511	132,094
Consumer loans
Home equity		44,844	308	45,152
Consumer other		1,249	9	1,258
Total consumer loans		46,093	317	46,410
Total residential mortgage and consumer loans		$172,676	$5,828	$178,504

The tables below detail the Company’s loan portfolio by class according to their credit quality indicators discussed in the paragraphs above as of December 31, 2011:

	December 31, 2011
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held to maturity	$41,901	$8,900	$13,374	$64,175
SBA 504 loans	39,566	5,543	9,999	55,108
Commercial loans
Commercial other	20,921	1,160	4,461	26,542
Commercial real estate	187,680	49,231	9,913	246,824
Commercial real estate construction	8,255	883	600	9,738
Total commercial loans	216,856	51,274	14,974	283,104
Total SBA, SBA 504 and commercial loans	$298,323	$65,717	$38,347	$402,387

	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans
Residential mortgages		$122,012	$1,831	$123,843
Residential construction		36	2,169	2,205
Purchased residential mortgages		6,005	2,037	8,042
Total residential mortgage loans		128,053	6,037	134,090
Consumer loans
Home equity		46,676	259	46,935
Consumer other		1,503	9	1,512
Total consumer loans		48,179	268	48,447
Total residential mortgage and consumer loans		$176,232	$6,305	$182,537

Aging Analysis Of Past Due And Nonaccrual Loans By Loan Class [Table Text Block]

	December 31, 2012
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held to maturity	$1,912	$296	$-	$4,633	$6,841	$51,752	$58,593
SBA 504 loans	5,037	-	-	2,562	7,599	33,839	41,438
Commercial loans
Commercial other	-	-	109	1,122	1,231	22,812	24,043
Commercial real estate	3,763	-	-	3,323	7,086	257,353	264,439
Commercial real estate construction	-	202	-	-	202	12,880	13,082
Residential mortgage loans
Residential mortgages	2,651	1,878	-	2,521	7,050	118,182	125,232
Residential construction	-	-	-	-	-	-	-
Purchased residential mortgages	134	78	-	2,990	3,202	3,660	6,862
Consumer loans
Home equity	833	-	-	308	1,141	44,011	45,152
Consumer other	-	-	-	9	9	1,249	1,258
Total loans held for investment	$14,330	$2,454	$109	$17,468	$34,361	$545,738	$580,099
SBA loans held for sale	-	-	-	-	-	6,937	6,937
Total loans	$14,330	$2,454	$109	$17,468	$34,361	$552,675	$587,036
(1)

At December 31, 2012, nonaccrual loans included $1.1 million of TDRs and $1.8 million of loans guaranteed by the SBA.  The remaining $13.6 million of TDRs are in accrual status because they are performing in accordance with their restructured terms.

	December 31, 2011
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held to maturity	$881	$225	$246	$5,859	$7,211	$56,964	$64,175
SBA 504 loans	2,006	-	-	2,086	4,092	51,016	55,108
Commercial loans
Commercial other	1,158	-	192	815	2,165	24,377	26,542
Commercial real estate	2,493	3,119	949	7,104	13,665	233,159	246,824
Commercial real estate construction	-	-	-	600	600	9,138	9,738
Residential mortgage loans
Residential mortgages	3,519	1,310	-	1,831	6,660	117,183	123,843
Residential construction	-	-	36	2,169	2,205	-	2,205
Purchased residential mortgages	149	-	-	2,037	2,186	5,856	8,042
Consumer loans
Home equity	338	199	988	259	1,784	45,151	46,935
Consumer other	1	3	-	9	13	1,499	1,512
Total loans held for investment	$10,545	$4,856	$2,411	$22,769	$40,581	$544,343	$584,924
SBA loans held for sale	-	-	-	-	-	7,668	7,668
Total loans	$10,545	$4,856	$2,411	$22,769	$40,581	$552,011	$592,592

At December 31, 2011, nonaccrual loans included $3.6 million of TDRs and $939 thousand of loans guaranteed by the SBA.  The remaining $17.4 million of TDRs are in accrual status because they are performing in accordance with their restructured terms.

Impaired Loans With The Associated Allowance Amount [Table Text Block]

	December 31, 2012
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held to maturity (1)	$1,352	$866	$-
SBA 504 loans	5,812	5,555	-
Commercial loans
Commercial other	2,032	2,033	-
Commercial real estate	5,220	4,752	-
Total commercial loans	7,252	6,785	-
Total impaired loans with no related allowance	14,416	13,206	-

With an allowance:
SBA loans held to maturity (1)	3,355	2,846	1,159
SBA 504 loans	1,297	1,297	217
Commercial loans
Commercial other	126	38	38
Commercial real estate	6,014	5,979	587
Total commercial loans	6,140	6,017	625
Total impaired loans with a related allowance	10,792	10,160	2,001

Total individually evaluated impaired loans:
SBA loans held to maturity (1)	4,707	3,712	1,159
SBA 504 loans	7,109	6,852	217
Commercial loans
Commercial other	2,158	2,071	38
Commercial real estate	11,234	10,731	587
Total commercial loans	13,392	12,802	625
Total individually evaluated impaired loans	$25,208	$23,366	$2,001
(1)	Balances are reduced by amount guaranteed by the SBA of $1.8 million at December 31, 2012.

	December 31, 2011
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held to maturity (1)	$2,039	$1,553	$-
SBA 504 loans	7,847	5,331	-
Commercial loans
Commercial other	1,725	1,725	-
Commercial real estate	6,271	6,197	-
Total commercial loans	7,996	7,922	-
Total impaired loans with no related allowance	17,882	14,806	-

With an allowance:
SBA loans held to maturity (1)	5,942	4,763	1,694
SBA 504 loans	1,327	1,127	1
Commercial loans
Commercial other	125	75	75
Commercial real estate	12,139	11,589	2,530
Commercial real estate construction	1,384	600	149
Total commercial loans	13,648	12,264	2,754
Total impaired loans with a related allowance	20,917	18,154	4,449

Total individually evaluated impaired loans:
SBA loans held to maturity (1)	7,981	6,316	1,694
SBA 504 loans	9,174	6,458	1
Commercial loans
Commercial other	1,850	1,800	75
Commercial real estate	18,410	17,786	2,530
Commercial real estate construction	1,384	600	149
Total commercial loans	21,644	20,186	2,754
Total individually evaluated impaired loans	$38,799	$32,960	$4,449

Balances are reduced by amount guaranteed by the SBA of $939 thousand at December 31, 2011.

Average Recorded Investments In Impaired Loans And The Related Amount Of Interest Recognized [TableText Block]

	For the years ended December 31,
	2012		2011
(In thousands)	Average recorded investment	Interest income recognized on impaired loans	Average recorded investment	Interest income recognized on impaired loans
SBA loans held to maturity (1)	$4,161	$212	$6,550	$231
SBA 504 loans	6,184	278	8,812	214
Commercial loans
Commercial other	3,201	53	1,161	25
Commercial real estate	17,909	462	14,745	374
Commercial real estate construction	133	-	760	-
Residential mortgage loans
Residential mortgages	2,070	-	2,103	-
Residential construction	904	-	181	-
Purchased residential mortgages	2,655	-	2,133	-
Consumer loans
Home equity	292	-	278	-
Consumer other	8	-	6	-
Total	$37,517	$1,005	$36,729	$844
(1)	Balances are reduced by the average amount guaranteed by the SBA of $667 thousand and $2.1 million for years ended December 31, 2012 and 2011, respectively.

Troubled Debt Restructurings Loans Modified [Table Text Block]

The following table details loans modified during the years ended December 31, 2012 and 2011, including the number of modifications, the recorded investment at the time of the modification and the year-to-date impact to interest income as a result of the modification.

	For the years ended December 31,
	2012			2011
(In thousands, except number of contracts)	Number of contracts	Recorded investment at time of modification	Impact of interest rate change on income	Number of contracts	Recorded investment at time of modification	Impact of interest rate change on income
SBA loans held to maturity	-	$-	$-	2	$73	$-
SBA 504 loans	-	-	-	1	1,339	17
Commercial loans
Commercial other	-	-	-	1	985	6
Commercial real estate	3	1,856	11	6	7,720	52
Total	3	$1,856	$11	10	$10,117	$75

In addition, there was one commercial real estate loan with outstanding principal of $961 thousand modified as a TDR within the previous 12 months where a concession was made and the loan subsequently defaulted at some point during the year ended December 31, 2012.  In this case, subsequent default is defined as 90 days past due or transferred to nonaccrual status.  There were no qualifying subsequent defaults to TDRs in 2011.

Troubled Debt Restructurings Types Of Modifications [TableText Block]

The following tables show the types of modifications done during the years ended December 31, 2012 and 2011, with the respective loan balances as of those period ends:

	For the year ended December 31, 2012
(In thousands)	Commercial real estate	Total
Type of modification:
Interest only	$1,890	$1,890
Total TDRs	$1,890	$1,890

	For the year ended December 31, 2011
(In thousands)	SBA held to maturity	SBA 504	Commercial other	Commercial real estate	Total
Type of modification:
Interest only	$-	$-	$-	$1,617	$1,617
Principal only	27	-	-	-	27
Reduced interest rate	-	-	-	590	590
Interest only with reduced interest rate	-	-	985	5,512	6,497
Interest only with nominal principal	42	-	-	-	42
Previously modified back to original terms	-	1,320	-	-	1,320
Total TDRs	$69	$1,320	$985	$7,719	$10,093

Schedule of Servicing Assets at Amortized Value [Table Text Block]

	For the years ended December 31,
(In thousands)	2012	2011
Balance, beginning of year	$418	$512
SBA servicing assets capitalized	155	202
Amortization of expense	(177)	(296)
Provision for loss in fair value	-	-
Balance, end of year	$396	$418

Schedule of Related Party Transactions [Table Text Block]

	For the years ended December 31,
(In thousands)	2012	2011
Balance, beginning of year	$15,585	$16,304
New loans	537	411
Loan repayments	(1,517)	(1,130)
Balance, end of year	$14,605	$15,585